Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2019	2018
	$	$

Balance, beginning of year	117,221	98,446
Reclamation spending at continuing operations	(124)	(374)
Reclamation spending at discontinued operations	(1,016)	(666)
Accretion expense	2,459	2,641
Change in obligation	9,790	17,174
Obligations sold with Nicaraguan Group (Note 6)	(52,911)	—
Balance, end of year	75,419	117,221
Less: current portion	—	(3,170)
	75,419	114,051